Financial instruments - Fair values and risk management - Group's exposure at the end of the reporting period to currency risk, Sensitivity analysis (Details) - Currency risk	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
USD
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ 41,470,331	$ 7,551,223
Average foreign exchange rate	7.82	7.83
Closing foreign exchange rate	7.81	7.78
USD | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 50,696	$ 79,220
USD | Deposits, prepayments and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	76,586	2,972,471
USD | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	41,388,803	12,225,385
USD | Trade payables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	(45,754)	(3,984,494)
USD | Accrued expenses and other liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	(3,741,359)
RMB
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ 83,342	$ (1,156,840)
Average foreign exchange rate	1.10	1.17
Closing foreign exchange rate	1.10	1.11
RMB | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 0	$ 0
RMB | Deposits, prepayments and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	872,455
RMB | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	253,839	14
RMB | Trade payables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	(167,889)	(2,029,309)
RMB | Accrued expenses and other liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ (2,608)	$ 0